Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Allocated share based compensation	$ 62,042	$ 3,936
Sales and Other Expenses
Allocated share based compensation	352	0
Personnel expenses
Allocated share based compensation	61,690	3,920
Sales and other expenses
Allocated share based compensation	$ 0	$ 16